Restructuring	3 Months Ended
Mar. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the three months ended March 31, 2022, a restructuring charge of $4.2 million was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve employee utilization and an office consolidation program to optimize the Company's office footprint. The restructuring plan resulted in an impairment of ROU assets and associated unavoidable costs totaling $4.2 million, a credit of $0.2 million relating to workforce reductions and fixed asset impairment of $0.2 million.

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Restructuring charges	$4,207	$—
Net charge	$4,207	$—

At March 31, 2022, a total liability of $29.2 million was recorded on the Consolidated Balance Sheet relating to restructuring activities. The total liability included $24.4 million from lease and lease related liabilities of which $10.4 million is included within other liabilities and $14.0 million is included within non-current operating lease liabilities. The remaining provision of $4.8 million relates to workforce reduction and is included within other liabilities.

	Three Months Ended	Year ended
	March 31, 2022	December 31, 2021
	(in thousands)

Opening provision	$28,353	$10,748
Additional provisions	4,153	26,674
Release provision	(200)	—
Utilization	(3,082)	(9,069)
Ending provision	$29,224	$28,353